Common Stock	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Common Stock
Common Stock
On August 1, 2012, the Company filed a $500.0 million universal shelf registration statement and a resale registration statement with the SEC. Each registration statement became effective on August 17, 2012. As of March 31, 2013, we had issued 2.1 million shares of common stock through a follow on offering and pursuant to the ATM (as defined below) offering under the $500.0 million universal shelf registration statement. No preferred stock, debt or equity-linked security had been issued under the $500.0 million universal shelf registration statement. The resale registration statement, as amended, registers the resale of up to 1,882,248 shares of common stock issued in connection with any future conversion of certain currently outstanding restricted shares, convertible preferred stock or limited partnership interests in the OP. As of March 31, 2013, no common stock had been issued under the resale registration statement.
On March 14, 2013, the Company filed a universal automatic shelf registration statement and achieved well-known seasoned issuer (“WKSI”) status. The Company intends to maintain both the $500.0 million universal shelf registration statement and the WKSI universal automatic shelf registration statement.
In January 2013, the Company commenced its “at the market” equity offering program (“ATM”) in which it may from time to time offer and sell shares of its common stock having an aggregate offering proceeds of up to $60.0 million. The shares will be issued pursuant to the Company's $500.0 million universal shelf registration statement.
The following are the Company's public equity offerings of common stock (dollar amounts in millions) since inception through March 31, 2013:

Type of offering	Closing Date	Number of Shares	Gross Proceeds
IPO	September 7, 2011	5,574,131	$67.4
Follow on offering	November 2, 2011	1,497,924	15.8
Underwriters' over allotment	November 7, 2011	74,979	0.8
Follow on offering	June 18, 2012	3,250,000	30.3
Underwriters' over allotment	July 9, 2012	487,500	4.6
Follow on offering	January 29, 2013	2,070,000	26.7
ATM	January 1 - March 31, 2013	61,000	0.8
Total		13,015,534	$146.4

The table above excludes 140.7 million shares of common stock that was issued to the share holders of ARCT III's common stock in conjunction with the Merger.
The consolidated financial statements are presented as if the Merger had occurred prior to December 31, 2012, resulting in total common stock issued and outstanding of 179.2 million shares, including restricted shares of 0.3 million. Such calculation of the Company's common stock issued and outstanding at December 31, 2012 is based on the combination of 11.2 million shares of the Company's common stock issued and outstanding prior to the Merger, and 168.0 million shares of the Company's common stock based upon the Exchange Ratio applied on 176.9 million shares of ARCT III common stock upon consummation of the Merger, pursuant to the Merger Agreement, if all ARCT III shares were converted to Company stock.
Upon the closing of the Merger, 29.2 million shares of the then outstanding shares of ARCT III's common stock were paid in cash at $12.00 per share, which equals 27.7 million shares of the Company's common stock after the application of the Exchange Ratio. In addition, upon closing of the Merger, 148.1 million shares of ARCT III's common stock were converted to shares of Company's common stock at the Exchange Ratio, resulting in an additional 140.7 million shares of the Company's common stock outstanding after the exchange.
The Company's board of directors has authorized, and the Company began paying, dividends since October 2011 on the fifteenth day of each month to stockholders of record on the eight day of such month. Since October 2011, the board of directors of the Company has authorized the following increases in the Company's dividend.

Dividend increase declaration date	Annualized dividend per share	Effective date
September 7, 2011	$0.8750	October 9, 2011
February 27, 2012	$0.8800	March 9, 2012
March 16, 2012	$0.8850	June 9, 2012
June 27, 2012	$0.8900	September 9, 2012
September 30, 2012	$0.8950	November 9, 2012
November 29, 2012	$0.9000	February 9, 2013
March 17, 2013	$0.9100	June 8, 2013